OFI Global Asset Management, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008

June 25, 2014

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC, 20549

Re:	Oppenheimer Dividend Opportunity Fund Post-Effective Amendment No. 18 under the Securities Act and Amendment No. 19 under the Investment Company Act File Nos. 333-100700; 811-21208

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Dividend Opportunity Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 18 under the Securities Act and Amendment No. 19 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed on October 11, 2013. The Amendment has been tagged to indicate changes since the October 11, 2013 filing.

The material differences between the disclosure in the October 11, 2013 filing and the Amendment are:

The Offering of New Class I Shares – the Prospectus and Statement of Additional Information (the “SAI”) contained in the Amendment have been revised to add disclosure describing the features of the Fund’s Class I shares, which are being registered with the Amendment;

We anticipate that an amendment to the Registration Statement will be filed on or about August 28, 2014, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended April 30, 2014; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective on August 28, 2014, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq. Vice President & Associate Counsel OFI Global Asset Management, Inc. 225 Liberty Street, 11th Floor New York, New York 10281-1008 212-323-4091 egizzi@ofiglobal.com

Sincerely, /s/ Erin K. Powrie, Esq. Erin K. Powrie, Esq. Assistant Vice President & Assistant Counsel
cc:	Valerie Lithotomos, Esq. Kramer Levin Naftalis & Frankel LLP Edward Gizzi, Esq. Gloria LaFond